Information About Geographic Areas And Major Customers (Schedule Of Total Revenues Attributed To Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 segment	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 49,949	$ 72,273	$ 75,014
Number of reportable segments	1
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	8,720	16,822	14,679
Europe (Without Italy) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	8,262	16,640	24,640
Italy [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,947	9,291	10,610
Asia (Without China) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	6,949	6,230	7,466
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	11,323	7,193	3,922
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 11,748	$ 16,097	$ 13,697